INCOME TAXES (Details 1) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Total deferred tax assets - net operating losses	$ 1,237,579	$ 1,022,025	$ 47,434
Deferred tax liabilities	0	0	0
Net deferred tax assets	1,237,579	1,022,025	47,434
Valuation allowance	(1,237,579)	(1,022,025)	(47,434)
Deferred Tax Assets Net	$ 0	$ 0	$ 0